PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2024
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
Condensed balance sheets

Condesed balance sheets

	As of December 31,
	2023	2024
	RMB	RMB
ASSETS
Current assets:
Cash and cash equivalents	30	539
Prepaid expenses and other current assets	192,953	191,548
Total current assets	192,983	192,087

Non-current assets:
Investments in subsidiaries	13,352,240	9,335,836
Total non-current assets	13,352,240	9,335,836
Total assets	13,545,223	9,527,923
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accrued expenses and other payables	137,826	65,499
Account payables	57	58
Convertible promissory notes	4,208,495	—
Amounts due to subsidiaries	1,225,778	1,198,728
Total current liabilities	5,572,156	1,264,285

Non-current liabilities:
Convertible promissory notes	1,769,946	1,897,738
Derivative liability	188,706	—
Total non-current liabilities	1,958,652	1,897,738
Total liabilities	7,530,808	3,162,023
Shareholders’ equity:
Class A ordinary shares	103	108
Class B ordinary shares	4	4
Class C ordinary shares	—	—
Additional paid-in capital	17,291,312	17,298,692
Accumulated other comprehensive loss	(14,343)	(18,504)
Accumulated deficit	(10,935,708)	(10,752,508)
Treasury stock	(326,953)	(161,892)
Total shareholders’ equity	6,014,415	6,365,900
Total liabilities and shareholders’ equity	13,545,223	9,527,923

Condensed statements of operations

Conensed statements of operations

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Operating expenses
General and administrative expenses	(36,219)	(24,663)	(35,331)
Operating loss	(36,219)	(24,663)	(35,331)
Other loss	(247,083)	(94,452)	(100,547)
Changes in the fair value of financial instruments	22,626	(165,930)	(74,112)
Share of (losses) profits from subsidiaries and consolidated VIEs	(515,276)	(2,358,791)	393,190
Net (loss) income	(775,952)	(2,643,836)	183,200

Condensed statements of comprehensive (loss) income

Condensed statements of comprehensive (loss) income

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Net (loss) income	(775,952)	(2,643,836)	183,200
Other comprehensive (loss) income, net of tax of nil
Foreign currency translation adjustments, net of tax of nil	101,465	(25,365)	(21,488)
Changes in fair value due to instrument-specific credit risk	—	—	14,243
Unrealized gain for available-for-sale debt securities	—	—	3,084
Other comprehensive income (loss), net of tax of nil	101,465	(25,365)	(4,161)
Comprehensive (loss) income	(674,487)	(2,669,201)	179,039

Condensed statements of cash flows

Condensed statements of cash flows

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Net cash (used in) generated from operating activities	(14,927)	29,940	23,174
Net cash used in investing activities	(1,670,058)	(37,571)	(22,665)
Net cash generated from financing activities	1,592,627	—	—
Net (decrease) increase in cash and cash equivalents	(92,358)	(7,631)	509
Cash and cash equivalents at beginning of the year	100,019	7,661	30
Cash and cash equivalents at end of the year	7,661	30	539